Segments - Segment Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues third party and other income	$ 60,999	$ 45,993	$ 59,671
Revenues inter-segment	0	0	0
Net income/(loss) from equity accounted investments	188	(119)	(29)
Total revenues and other income	61,187	45,873	59,642
Purchases (net of inventory variation)	(28,212)	(21,505)	(26,254)
Operating, selling, general and administrative expenses	(9,501)	(9,787)	(11,433)
Depreciation, amortisation and net impairment losses	(8,644)	(11,550)	(16,715)
Exploration expenses	(1,059)	(2,952)	(3,872)
Net operating income/(loss)	13,771	80	1,366
Additions to PP&E, intangibles and equity accounted investments	10,795	14,125	15,584
Balance sheet information [abstract]
Equity accounted investments	2,551	2,245	824
Noncurrent Assets	83,911	79,133	81,588
Exploration & Production Norway (E&P) [member]
Disclosure of operating segments [line items]
Revenues third party and other income	(23)	184	(123)
Revenues inter-segment	17,586	12,971	17,459
Net income/(loss) from equity accounted investments	129	(78)	3
Total revenues and other income	17,692	13,077	17,339
Purchases (net of inventory variation)	0	1	0
Operating, selling, general and administrative expenses	(2,954)	(2,547)	(3,223)
Depreciation, amortisation and net impairment losses	(3,874)	(5,698)	(6,379)
Exploration expenses	(379)	(383)	(576)
Net operating income/(loss)	10,485	4,451	7,161
Additions to PP&E, intangibles and equity accounted investments	4,869	6,786	6,293
Balance sheet information [abstract]
Equity accounted investments	1,133	1,133	5
Exploration & Production (E&P) International [member]
Disclosure of operating segments [line items]
Revenues third party and other income	1,984	884	1,576
Revenues inter-segment	7,249	5,873	6,715
Net income/(loss) from equity accounted investments	22	(100)	(91)
Total revenues and other income	9,256	6,657	8,200
Purchases (net of inventory variation)	(7)	(7)	(10)
Operating, selling, general and administrative expenses	(2,804)	(2,923)	(3,391)
Depreciation, amortisation and net impairment losses	(4,423)	(5,510)	(10,231)
Exploration expenses	(681)	(2,569)	(3,296)
Net operating income/(loss)	1,341	(4,352)	(8,729)
Additions to PP&E, intangibles and equity accounted investments	5,063	6,397	8,119
Balance sheet information [abstract]
Equity accounted investments	234	365	333
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of operating segments [line items]
Revenues third party and other income	58,935	44,883	57,868
Revenues inter-segment	83	35	183
Net income/(loss) from equity accounted investments	53	61	55
Total revenues and other income	59,071	44,979	58,106
Purchases (net of inventory variation)	(52,647)	(39,696)	(50,547)
Operating, selling, general and administrative expenses	(3,925)	(4,439)	(4,664)
Depreciation, amortisation and net impairment losses	(256)	(221)	37
Exploration expenses	0	0	0
Net operating income/(loss)	2,243	623	2,931
Additions to PP&E, intangibles and equity accounted investments	320	492	900
Balance sheet information [abstract]
Equity accounted investments	134	129	214
Other segment [member]
Disclosure of operating segments [line items]
Revenues third party and other income	102	41	349
Revenues inter-segment	1	1	1
Net income/(loss) from equity accounted investments	(16)	(3)	4
Total revenues and other income	87	39	354
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(235)	(340)	(342)
Depreciation, amortisation and net impairment losses	(91)	(121)	(142)
Exploration expenses	0	0	0
Net operating income/(loss)	(239)	(423)	(129)
Additions to PP&E, intangibles and equity accounted investments	543	451	273
Balance sheet information [abstract]
Equity accounted investments	1,050	617	272
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party and other income	0	0	0
Revenues inter-segment	(24,919)	(18,880)	(24,357)
Net income/(loss) from equity accounted investments	0	0	0
Total revenues and other income	(24,919)	(18,880)	(24,357)
Purchases (net of inventory variation)	24,442	18,198	24,303
Operating, selling, general and administrative expenses	418	463	187
Depreciation, amortisation and net impairment losses	0	0	0
Exploration expenses	0	0	0
Net operating income/(loss)	(59)	(219)	133
Additions to PP&E, intangibles and equity accounted investments	0	0	0
Balance sheet information [abstract]
Equity accounted investments	0	0	0
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	9,102	8,090	9,305
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	72,258	68,799	71,458
Segments [member] | Exploration & Production Norway (E&P) [member]
Balance sheet information [abstract]
Noncurrent Assets	30,278	27,816	27,706
Segments [member] | Exploration & Production (E&P) International [member]
Balance sheet information [abstract]
Noncurrent Assets	36,453	36,181	37,475
Segments [member] | Marketing, Midstream and Processing (MMP) [Member]
Balance sheet information [abstract]
Noncurrent Assets	5,137	4,450	5,588
Segments [member] | Other segment [member]
Balance sheet information [abstract]
Noncurrent Assets	390	352	690
Segments [member] | Eliminations [member]
Balance sheet information [abstract]
Noncurrent Assets	$ 0	$ 0	$ 0